Investment In Affiliates	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN AFFILIATES [Abstract]
Investment in Affiliates

NOTE 20 – INVESTMENT IN AFFILIATES

Navios Europe I: On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe I and had ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans of up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the availability under the Revolving Loans I was increased by $30,000.

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation.

Following the Liquidation of Navios Europe I, Navios Partners acquired five vessel owning companies for a fair value of $56,083 in total.

As of December 31, 2019 and subsequent to the Liquidation of Navios Europe I, the Company had no exposure. As of December 31, 2018, the estimated maximum potential loss by Navios Partners in Navios Europe I would have been $11,705, excluding accrued interest which represented the Company’s carrying value of the investment of $500 as of December 31, 2018 plus the Company’s balance of the Navios Revolving Loans I of $11,205 as of December 31, 2018, excluding accrued interest, and did not include the undrawn portion of the Navios Revolving Loans I.

Navios Europe II: On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities net of loan discount amounting to $3,375 (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147, at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners have also made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of funds available under the Navios Revolving Loans II was increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a variable interest entity (“VIE”) and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II. Navios Partners further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

As of December 31, 2019 and December 31, 2018, the estimated maximum potential loss by Navios Partners in Navios Europe II would have been $16,097 and $16,097, respectively, excluding accrued interest, which represents the Company’s carrying value of the investment of $700 as of December 31, 2019 (December 31, 2018: $700) plus the Company’s balance of the Navios Revolving Loans II of $15,397 as of December 31, 2019 (December 31, 2018: $15,397), excluding accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

As of December 31, 2019, the Navios Partners’ portion of the Navios Revolving Loan II outstanding was $15,397. No investment income was recognized for year ended December 31, 2019.

Navios Containers: On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 6,000,000 shares, and Navios Holdings invested $5,000 and received 1,000,000 shares. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. On August 29, 2017, Navios Containers closed its private placement and issued 10,000,000 shares for $50,000 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the equity. On November 9, 2017, Navios Containers closed a private placement of 9,090,909 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $50,000. Navios Partners invested $10,000 and received 1,818,182 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the newly issued equity. On March 13, 2018, Navios Containers closed a private placement of 5,454,546 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $30,000. Navios Partners invested $14,460 and received 2,629,095 shares and Navios Holdings invested $500 and received 90,909 shares. Navios Partners and Navios Holdings also received 9,273 warrants, with a five-year term, respectively.

On December 3, 2018, Navios Partners distributed 855,001 units of Navios Containers to the unitholders of Navios Partners, approximately 2.5% of the Navios Containers’ outstanding equity. In connection with this transaction, Navios Partners recognized an OTTI impairment of $560 on the units distributed, which was presented under the caption “Equity in net earnings of affiliated companies” in the Consolidated Statements of Operations for the year ended December 31, 2018. The amount of the distribution was $4,243 based on the last trading price of Navios Containers’ shares in the N-OTC market as of November 23, 2018. Following the distribution, Navios Partners owns approximately 33.5% of the equity in Navios Containers.

As of each December 31, 2019 and 2018, Navios Partners held 11,592,276 common units, representing a 33.5% ownership interest in Navios Containers.

Based on the Company’s evaluation of the duration and magnitude of the fair value decline for approximately twelve months as of December 31, 2019, the Company concluded that the decline in the fair value of its investment below its carrying value was not temporary.  Thus, an OTTI loss of $42,603 was recognized as of December 31, 2019, being the difference between the fair value of $24,923 and the carrying value of the investment of $67,526. OTTI is presented under the caption “Equity in net Earnings of affiliates”, in the Consolidated Statement of Operations. Total pre-OTTI equity method income of $2,532, $3,957 and $922 was recognized for the years ended December 31, 2019, 2018 and 2017, respectively.

The fair value of Navios Partners’ equity investment in Navios Containers is based on unadjusted quoted prices in active markets for Navios Containers’ common units. The fair value of Navios Partners’ equity investment in Navios Containers as at December 31, 2019 and 2018 was $24,923 and $32,806, respectively, compared with its carrying value of $24,923 and $65,095, respectively.

Following the results of the significant tests performed by the Company, it was concluded that on a combined basis all affiliates met the significance threshold requiring summarized financial information for all affiliated companies to be presented for the following periods.The separate consolidated financial statements and notes thereto of Navios Containers for each of the years ended December 31, 2019 and 2018 have been incorporated by reference as part of this Annual Report on Form 20-F, as a result of significance tests being met pursuant to Rule 3-09 of Regultions S-X.

	December 31, 2019		December 31, 2018
Balance Sheet	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Cash and cash equivalents (including restricted cash)	$ —	$27,431	$19,160	$27,544
Current assets (excluding cash and cash equivalents and restricted cash)	$ —	$4,818	$3,572	$5,934
Non-current assets	$ —	$179,688	$139,955	$195,805
Current liabilities (excluding current portion of long- term debt)	$ —	$46,892	$18,244	$29,023
Long- term debt including current portion, net	$ —	$89,025	$64,818	$99,153
Non-current liabilities	$ —	$84,284	$61,035	$79,170

	December 31, 2019		December 31, 2018
Income Statement	Navios Europe I	Navios Europe II	Navios Europe I	Navios Europe II
Revenue	$36,822	$46,718	$34,885	$49,870
Net loss	$(18,575)	$(30,203)	$(3,197)	$(12,169)